Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
No Load
Average Annual Return [Line Items]
Average Annual Return, Percent	28.93%	15.09%	12.96%
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	20.94%	13.19%	11.89%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.71%	13.93%	11.98%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	28.33%	14.54%	12.56%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	15.90%	12.96%
S&P 500 Index A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	15.90%	12.96%
S&P 500 Index C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	15.90%	12.96%